UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10503

Name of Fund:   BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Municipal 2018 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock New York Municipal 2018 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 124.6%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter
	School Project), Series A, 7%, 5/01/25	$450	$356,103
	East Rochester, New York, Housing Authority, Revenue Refunding Bonds
	(Genesee Valley Presbyterian Nursing Center Project), 5.20%, 12/20/24 (a)(b)	1,320	1,355,112
	Jefferson County, New York, IDA, Solid Waste Disposal, Revenue Refunding
	Bonds (International Paper Company), AMT, Series A, 5.20%, 12/01/20	2,450	2,210,635
	Long Island Power Authority, New York, Electric System Revenue Bonds, CABS,
	5.40%, 6/01/18 (c)(d)	1,900	1,214,575
	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
	Series A, 5.125%, 11/15/21 (e)	5,000	5,075,700
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(American Airlines, Inc. - JFK International Airport), AMT, 7.50%, 8/01/16	1,000	1,005,990
	New York City, New York, City Transitional Finance Authority, Future Tax
	Secured Revenue Bonds, Series C, 5%, 5/01/09 (f)	1,895	1,980,635
	New York City, New York, City Transitional Finance Authority, Future Tax
	Secured, Revenue Refunding Bonds, Series B, 5%, 5/01/18	3,000	3,131,280
	New York City, New York, GO, Refunding, Series G, 5.75%, 8/01/12 (f)	1,890	2,111,697
	New York City, New York, GO, Refunding, Series G, 5.75%, 8/01/18	3,110	3,343,592
	New York City, New York, GO, Series B, 5.375%, 12/01/11 (f)	3,475	3,804,951
	New York City, New York, GO, Series B, 5.375%, 12/01/20	525	553,760
	New York City, New York, IDA, Civic Facility Revenue Bonds
	(YMCA of Greater New York Project), 5.25%, 8/01/21	4,000	4,053,640
	New York Liberty Development Corporation Revenue Bonds
	(National Sports Museum Project), Series A, 6.125%, 2/15/19	525	502,877
	New York State Dormitory Authority, City University System Revenue Bonds,
	Consolidated 4th Generation, Series A, 5.125%, 7/01/11 (f)	1,800	1,942,452
	New York State Dormitory Authority Revenue Bonds
	(Mental Health Services Facilities), Series B, 5.50%, 8/15/11 (f)(g)	1,030	1,126,511
	New York State Dormitory Authority Revenue Bonds
	(Willow Towers Inc. Project), 5.25%, 2/01/22 (b)	1,000	1,038,210
	New York State Dormitory Authority, Revenue Refunding Bonds
	(Brooklyn Law School), Series A, 5.50%, 7/01/18 (h)	1,000	1,034,880
	New York State Dormitory Authority, State Supported Debt Revenue Bonds
	(Mental Health Services Facilities), Series A, 5%, 2/15/18	295	300,177
	New York State Dormitory Authority, State Supported Debt Revenue Bonds
	(Mental Health Services Facilities), Series B, 5.50%, 8/15/11 (f)(g)	1,560	1,706,172
	New York State Dormitory Authority, State Supported Debt Revenue Bonds
	(Mental Health Services Facilities), Series B, 5.50%, 8/15/20 (g)	30	32,791
	New York State Dormitory Authority, State Supported Debt, Revenue Refunding
	Bonds (Upstate Community Colleges), Series A, 5%, 7/01/09 (f)	1,170	1,228,079
Portfolio Abbreviations
To simplify the listings of BlackRock New York Municipal 2018 Term Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CABS	Capital Appreciation Bonds	TFABS	Tobacco Flexible Amortization Bonds
GO	General Obligation Bonds

BlackRock New York Municipal 2018 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York State Dormitory Authority, State Supported Debt, Revenue Refunding
	Bonds (Upstate Community Colleges), Series A, 5%, 7/01/19	$2,060	$2,100,170
	Niagara County, New York, IDA, Civic Facility Revenue Refunding Bonds
	(Niagara University Project), Series A, 5.35%, 11/01/23 (h)	4,180	4,220,003
	Oneida, New York, Health Care Corporation, Revenue Refunding Bonds
	(Residential Health Care Project), 5.30%, 2/01/21 (h)	4,130	4,176,999
	Orange County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint
	Lukes Hospital - Newburgh, New York Project), Series A, 5.375%, 12/01/21 (h)	3,875	3,929,715
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT,
	126th Series, 5%, 11/15/18 (e)	3,885	3,978,123
	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
	(Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125%, 12/01/15	2,475	2,551,725
	Rockland Tobacco Asset Securitization Corporation, New York, Tobacco
	Settlement Asset-Backed Revenue Bonds, 5.625%, 8/15/35	4,000	3,925,760
	TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (f)	3,000	3,342,210
	Westchester County, New York, IDA, Civic Facility Revenue Bonds
	(Purchase College Foundation), Series A, 5.125%, 12/01/22 (i)	3,710	3,804,086
			71,138,610
Puerto Rico - 8.0%	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue
	Refunding Bonds, 5.625%, 5/15/43	2,000	1,927,320
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue
	Bonds, Series E, 5.70%, 2/01/10 (f)	2,500	2,634,425
			4,561,745
	Total Municipal Bonds (Cost - $72,628,510) - 132.6%		75,700,355
Multi - State - 7.3%	Corporate Bonds
	Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (j)	4,000	4,164,600
	Total Corporate Bonds (Cost - $4,060,770) - 7.3%		4,164,600
	Short-Term Securities	Shares
	CMA New York Municipal Money Fund, 1.57% (k)(l)	7,725,102	7,725,102
	Total Short-Term Securities (Cost - $7,725,102) - 13.6%		7,725,102
	Total Investments (Cost - $84,414,382*) - 153.5%		87,590,057
	Other Assets Less Liabilities - 1.6%		900,931
	Preferred Shares, at Redemption Value - (55.1%)		(31,416,822)
	Net Assets Applicable to Common Shares - 100.0%		$57,074,166

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$84,414,382
Gross unrealized appreciation	$3,569,032
Gross unrealized depreciation	(393,357)
Net unrealized appreciation	$3,175,675

(a)	FHA Insured.
(b)	GNMA Collateralized.
(c)	FSA Insured.
(d)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

BlackRock New York Municipal 2018 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)

(e)	FGIC Insured.
(f)	U.S. government securities held in escrow are used to pay interest on this security, as well as retire the bond in full at the due date indicated, typically at a premium to par.
(g)	MBIA Insured.
(h)	Radian Insured.
(i)	AMBAC Insured.
(j)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA New York Municipal Money Fund	7,415,574	$30,519

(l)	Represents the current yield as of report date.

BlackRock New York Municipal 2018 Term Trust

Effective January 1, 2008, the BlackRock New York Municipal 2018 Term Trust (the“Trust”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 – price quotations in active markets/exchanges for identical securities

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities
Level 1	0
Level 2	$ 87,590,057
Level 3	0
Total	$ 87,590,057

Item 2 – Controls and Procedures

2(a)–      The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)–      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal 2018 Term Trust

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 22, 2008